Derivative Instruments (Gains And Losses On Derivatives Designated As Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	$ 7.6		$ 13.5		$ (16.4)
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	1.7		(8.7)		(3.6)
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0.3	[1]	(2.9)	[1]	(1.0)	[1]
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.6)	[2]	(0.7)	[2]	(0.7)	[2]
Foreign Currency Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	7.6	[3]	13.5	[3]	(16.4)	[3]
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	2.3	[3]	(8.0)	[3]	(2.9)	[3]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0.3	[1],[3]	$ (2.9)	[1],[3]	$ (1.0)	[1],[3]

[1]	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other income (expense), net, in our consolidated statements of income.
[2]	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in other income (expense), net, in our consolidated statements of income.
[3]	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in contract drilling expense in our consolidated statements of income.